Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Summary of supplemental information related to operating leases and financing leases

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating leases-Weighted average remaining lease term	1.66	1.82	2.03
Financing leases-Weighted average remaining lease term	1.53	0.85	0.04
Operating leases-Weighted average discount rate	8.04%	6.41%	5.10%
Financing leases-Weighted average discount rate	8.39%	8.92%	7.10%

Summary of components of lease expense

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease cost	47,905	33,207	36,911
Financing lease cost:
Amortization of right-of-use assets	204	190	87
Interest on lease liabilities	29	13	2
Short-term lease cost	13,902	7,710	8,520
Total	62,040	41,120	45,520

Summary of supplemental information related to the group's leases

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash paid for operating leases	50,926	40,235	31,988
Cash paid for financing leases:
Operating cash flows used in finance leases	41	41	56
Financing cash flows used in finance leases	192	164	19

Summary of non-cash ROU assets In exchange for new lease liabilities

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating leases	28,021	10,220	67,122
Financing leases	19	—	—

Summary of maturity analysis

As of December 31,
2023
Operating
Leases
RMB
2024	33,693
2025	27,188
2026	2,192
2027 and thereafter	—
Subtotal	63,073
Less: imputed interest	(2,872)
Lease liabilities	60,201